UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06526

Boston Trust & Walden Funds
(Exact name of registrant as specified in charter)

100 Summer Street, Suite 1500, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-282-8782

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments.

Boston Trust Asset Management Fund
Schedule of Portfolio Investments	December 31, 2013 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (78.5%)
Consumer Discretionary (9.9%)
Advance Auto Parts, Inc.	2,500	276,700
Autoliv, Inc.	25,000	2,295,000
Comcast Corp., Class A	100,000	5,196,500
Johnson Controls, Inc.	40,000	2,052,000
McDonald’s Corp.	25,000	2,425,750
NIKE, Inc., Class B	80,000	6,291,200
Nordstrom, Inc.	15,000	927,000
Omnicom Group, Inc.	70,000	5,205,900
Ross Stores, Inc.	60,000	4,495,800
Wal-Mart Stores, Inc.	50,000	3,934,500
		33,100,350
Consumer Staples (7.6%)
Church & Dwight Co., Inc.	30,000	1,988,400
Colgate-Palmolive Co.	25,000	1,630,250
Costco Wholesale Corp.	35,000	4,165,350
Diageo PLC, Sponsored ADR	30,000	3,972,600
McCormick & Co., Inc.	30,000	2,067,600
Nestle SA, Sponsored ADR	50,000	3,679,500
PepsiCo, Inc.	40,000	3,317,600
Procter & Gamble Co.	35,000	2,849,350
Reckitt Benckiser Group PLC, Sponsored ADR	40,000	643,600
SYSCO Corp.	35,000	1,263,500
		25,577,750
Energy (7.8%)
Apache Corp.	20,000	1,718,800
Chevron Corp.	50,000	6,245,500
ConocoPhillips	45,000	3,179,250
Devon Energy Corp.	5,000	309,350
Exxon Mobil Corp.	105,000	10,626,000
Schlumberger Ltd.	45,000	4,054,950
		26,133,850
Financials (12.8%)
American Express Co.	30,000	2,721,900
BB&T Corp.	35,000	1,306,200
Chubb Corp.	70,000	6,764,100
Cincinnati Financial Corp.	125,000	6,546,250
Comerica, Inc.	60,000	2,852,400
Commerce Bancshares, Inc.	26,250	1,178,888
JPMorgan Chase & Co.	100,000	5,848,000
M&T Bank Corp.	12,500	1,455,250
Northern Trust Corp.	22,500	1,392,525
PNC Financial Services Group, Inc.	40,000	3,103,200
State Street Corp.	25,000	1,834,750
T. Rowe Price Group, Inc.	70,000	5,863,900
U.S. BanCorp	50,000	2,020,000
		42,887,363
Health Care (8.5%)
Becton, Dickinson & Co.	50,000	5,524,500
C.R. Bard, Inc.	35,000	4,687,900
DENTSPLY International, Inc.	55,000	2,666,400
Edwards Lifesciences Corp. (a)	25,000	1,644,000
Johnson & Johnson, Inc.	25,000	2,289,750
Medtronic, Inc.	20,000	1,147,800
Mettler-Toledo International, Inc. (a)	7,500	1,819,425
Roche Holding AG, Sponsored ADR	60,000	4,212,000
Saint Jude Medical, Inc.	20,000	1,239,000
Stryker Corp.	20,000	1,502,800
Varian Medical Systems, Inc. (a)	25,000	1,942,250
		28,675,825
Industrials (16.1%)
3M Co.	35,000	4,908,750
Deere & Co.	12,500	1,141,625
Donaldson Co., Inc.	150,000	6,519,000
Emerson Electric Co.	75,000	5,263,500
Expeditors International of Washington, Inc.	15,000	663,750
Hubbell, Inc., Class B	42,500	4,628,250
Illinois Tool Works, Inc.	75,000	6,306,000
Precision Castparts Corp.	30,000	8,079,000
Rockwell Collins, Inc.	70,000	5,174,400
United Parcel Service, Inc., Class B	50,000	5,254,000
W.W. Grainger, Inc.	25,000	6,385,500
		54,323,775
Information Technology (12.0%)
Accenture PLC, Class A	70,000	5,755,400
Apple, Inc.	10,000	5,611,100
Automatic Data Processing, Inc.	70,000	5,656,700
EMC Corp.	150,000	3,772,500
Google, Inc., Class A (a)	1,500	1,681,065
Intel Corp.	10,000	259,600
International Business Machines Corp.	25,000	4,689,250
Microsoft Corp.	140,000	5,240,200
Oracle Corp.	125,000	4,782,500
QUALCOMM, Inc.	40,000	2,970,000
		40,418,315
Materials (3.8%)
Air Products & Chemicals, Inc.	25,000	2,794,500
AptarGroup, Inc.	30,000	2,034,300
Ecolab, Inc.	25,000	2,606,750
Sigma-Aldrich Corp.	55,000	5,170,550
		12,606,100
TOTAL COMMON STOCKS (Cost $136,695,514)		263,723,328

	Shares or Principal Amount ($)
CORPORATE BONDS (3.3%)
Consumer Staples (0.2%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	559,832

Financials (2.5%)
American Express Bank FSB, 6.00%, 9/13/17, MTN	200,000	230,266
American Express Co., 2.65%, 12/2/22	1,926,000	1,790,194
American Express Co., 7.00%, 3/19/18	1,500,000	1,793,936
John Deere Capital Corp., 5.35%, 4/3/18, MTN	1,000,000	1,134,013
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,573,523
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	676,871
Wells Fargo & Co., 2.63%, 12/15/16	1,500,000	1,572,042
		8,770,845
Industrials (0.1%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	331,679

Information Technology (0.3%)
Oracle Corp., 5.75%, 4/15/18	750,000	867,512

See Notes to Schedules of Portfolio Investments

Security Description	Shares or Principal Amount ($)	Fair Value ($)
CORPORATE BONDS , Continued
Telecommunication Services (0.2%)
AT&T, Inc., 5.63%, 6/15/16	500,000	552,111
TOTAL CORPORATE BONDS (Cost $9,997,858)		11,081,979

MUNICIPAL BONDS (2.0%)
Florida (0.3%):
Florida State Board of Education, Series D, GO, 5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,106,369

Illinois (0.5%):
Illinois State, Series A, GO, 5.00%, 3/1/22, Callable 3/1/14 @ 100	600,000	601,650
Illinois State, Series A, GO, 5.00%, 3/1/22, Prerefunded 3/1/14 @ 100	150,000	151,100
Illinois State, GO, 5.00%, 4/1/24, Callable 4/1/17 @ 100	500,000	516,840
Illinois State, Series A, GO, 5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	248,398
		1,517,988
Massachusetts (0.5%):
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	498,336
Massachusetts State Health & Educational Facilities Authority Revenue, Series A, 5.00%, 12/15/26, GO of Institution, Callable 12/15/19 @ 100	1,500,000	1,704,059
		2,202,395
Ohio (0.2%):
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	500,000	528,315

Washington (0.1%):
Washington State, Series C, GO, 5.00%, 2/1/26, Callable 2/1/19 @ 100	250,000	279,373

Wisconsin (0.4%):
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Callable 5/1/18 @ 100	200,000	223,518
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Callable 5/1/18 @ 100	750,000	853,943
		1,077,461
TOTAL MUNICIPAL BONDS (Cost $6,506,093)		6,711,901

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (8.0%)
Federal Farm Credit Bank
2.63%, 8/12/19	11,500,000	11,696,891
3.39%, 2/1/28	2,000,000	1,818,382
		13,515,273
Federal Home Loan Bank
4.13%, 12/13/19	2,000,000	2,197,486
Government National Mortgage Association
4.00%, 9/15/40	678,616	707,461
U.S. Treasury Inflation Index Note
1.25%, 7/15/20	3,250,000	3,727,010
U.S. Treasury Note
2.38%, 6/30/18	6,500,000	6,742,483
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,658,491)		26,889,713

	Shares
INVESTMENT COMPANIES (8.2%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	27,416,594	27,416,594
TOTAL INVESTMENT COMPANIES (Cost $27,416,594)		27,416,594

Total Investments (Cost $207,274,550)(c) — 100.0%		335,823,515
Other assets in excess of liabilities — 0.0%		157,992
NET ASSETS — 100.0%		$335,981,507

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depository Receipt
FSB	Federal Savings Bank
GO	General Obligation
MTN	Medium Term Note
NATL-RE	Reinsured by National Public Finance Guarantee Corporation.
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments

Boston Trust Equity Fund
Schedule of Portfolio Investments	December 31, 2013 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.7%)
Consumer Discretionary (12.4%)
Advance Auto Parts, Inc.	5,000	553,400
Autoliv, Inc.	15,000	1,377,000
Comcast Corp., Class A	50,000	2,598,250
Johnson Controls, Inc.	10,000	513,000
McDonald’s Corp.	12,500	1,212,875
NIKE, Inc., Class B	16,000	1,258,240
Nordstrom, Inc.	4,000	247,200
Omnicom Group, Inc.	30,000	2,231,100
Ross Stores, Inc.	12,500	936,625
Wal-Mart Stores, Inc.	15,000	1,180,350
		12,108,040
Consumer Staples (10.5%)
Church & Dwight Co., Inc.	12,500	828,500
Colgate-Palmolive Co.	14,000	912,940
Costco Wholesale Corp.	15,000	1,785,150
Diageo PLC, Sponsored ADR	14,000	1,853,880
McCormick & Co., Inc.	7,000	482,440
Nestle SA, Sponsored ADR	15,000	1,103,850
PepsiCo, Inc.	12,500	1,036,750
Procter & Gamble Co.	10,000	814,100
Reckitt Benckiser Group PLC, Sponsored ADR	30,000	482,700
SYSCO Corp.	25,000	902,500
		10,202,810
Energy (10.0%)
Apache Corp.	6,000	515,640
Chevron Corp.	16,000	1,998,560
ConocoPhillips	15,000	1,059,750
Exxon Mobil Corp.	40,000	4,048,000
Phillips 66	4,000	308,520
Schlumberger Ltd.	20,000	1,802,200
		9,732,670
Financials (16.7%)
American Express Co.	12,000	1,088,760
BB&T Corp.	20,000	746,400
Chubb Corp.	25,000	2,415,750
Cincinnati Financial Corp.	50,000	2,618,500
Comerica, Inc.	17,500	831,950
Commerce Bancshares, Inc.	7,875	353,666
JPMorgan Chase & Co.	35,000	2,046,800
M&T Bank Corp.	5,000	582,100
Northern Trust Corp.	7,500	464,175
PNC Financial Services Group, Inc.	17,500	1,357,650
State Street Corp.	12,000	880,680
T. Rowe Price Group, Inc.	30,000	2,513,100
U.S. BanCorp	10,000	404,000
		16,303,531
Health Care (9.9%)
Becton, Dickinson & Co.	17,000	1,878,330
C.R. Bard, Inc.	12,500	1,674,250
DENTSPLY International, Inc.	25,000	1,212,000
Edwards Lifesciences Corp. (a)	5,000	328,800
Johnson & Johnson, Inc.	2,000	183,180
Medtronic, Inc.	10,000	573,900
Mettler-Toledo International, Inc. (a)	1,500	363,885
Roche Holding AG, Sponsored ADR	25,000	1,755,000
Saint Jude Medical, Inc.	5,000	309,750
Stryker Corp.	10,000	751,400
Varian Medical Systems, Inc. (a)	7,500	582,675
		9,613,170
Industrials (20.0%)
3M Co.	7,500	1,051,875
Deere & Co.	5,000	456,650
Donaldson Co., Inc.	50,000	2,173,000
Emerson Electric Co.	35,000	2,456,300
Expeditors International of Washington, Inc.	2,500	110,625
Hubbell, Inc., Class B	10,000	1,089,000
Illinois Tool Works, Inc.	30,000	2,522,400
Precision Castparts Corp.	15,000	4,039,499
Rockwell Collins, Inc.	17,500	1,293,600
United Parcel Service, Inc., Class B	14,000	1,471,120
W.W. Grainger, Inc.	11,500	2,937,330
		19,601,399
Information Technology (14.3%)
Accenture PLC, Class A	25,000	2,055,500
Apple, Inc.	3,000	1,683,330
Automatic Data Processing, Inc.	20,000	1,616,200
EMC Corp.	40,000	1,006,000
Google, Inc., Class A (a)	750	840,533
Intel Corp.	5,000	129,800
International Business Machines Corp.	10,000	1,875,700
Microsoft Corp.	50,000	1,871,500
Oracle Corp.	40,000	1,530,400
QUALCOMM, Inc.	17,500	1,299,375
		13,908,338
Materials (4.9%)
Air Products & Chemicals, Inc.	6,000	670,680
AptarGroup, Inc.	7,500	508,575
Ecolab, Inc.	14,000	1,459,780
Sigma-Aldrich Corp.	22,500	2,115,225
		4,754,260
TOTAL COMMON STOCKS (Cost $47,571,503)		96,224,218

INVESTMENT COMPANIES (1.2%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	1,129,230	1,129,230
TOTAL INVESTMENT COMPANIES (Cost $1,129,230)		1,129,230

Total Investments (Cost $48,700,733)(c) — 99.9%		97,353,448
Other assets in excess of liabilities — 0.1%		112,899
NET ASSETS — 100.0%		$97,466,347

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depository Receipt
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments

Boston Trust Mid Cap Fund
Schedule of Portfolio Investments	December 31, 2013 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (99.0%)
Consumer Discretionary (17.1%)
Advance Auto Parts, Inc.	6,625	733,255
Autoliv, Inc.	7,505	688,959
Family Dollar Stores, Inc.	9,625	625,336
Hasbro, Inc.	15,200	836,152
LKQ Corp. (a)	12,500	411,250
Nordstrom, Inc.	10,275	634,995
Omnicom Group, Inc.	11,150	829,226
O’Reilly Automotive, Inc. (a)	6,700	862,357
Ross Stores, Inc.	11,900	891,666
Service Corp. International	30,450	552,059
		7,065,255
Consumer Staples (6.3%)
Brown-Forman Corp., Class B	8,000	604,560
Campbell Soup Co.	12,175	526,934
Church & Dwight Co., Inc.	14,225	942,833
McCormick & Co., Inc.	8,150	561,698
		2,636,025
Energy (7.1%)
Cabot Oil & Gas Corp.	8,250	319,770
Core Laboratories NV	3,500	668,325
Denbury Resources, Inc. (a)	27,000	443,610
Energen Corp.	5,100	360,825
FMC Technologies, Inc. (a)	7,900	412,459
Murphy Oil Corp.	5,600	363,328
Oceaneering International, Inc.	5,100	402,288
		2,970,605
Financials (17.5%)
Bank of Hawaii Corp.	7,100	419,893
BioMed Realty Trust, Inc.	17,050	308,946
BOK Financial Corp.	5,525	366,418
Cincinnati Financial Corp.	15,200	796,024
Comerica, Inc.	11,100	527,694
Commerce Bancshares, Inc.	8,085	363,097
Cullen/Frost Bankers, Inc.	6,600	491,238
Digital Realty Trust, Inc.	4,900	240,688
East West Bancorp, Inc.	12,700	444,119
Eaton Vance Corp.	10,250	438,598
Jones Lang LaSalle, Inc.	5,125	524,749
M&T Bank Corp.	3,500	407,470
Northern Trust Corp.	11,500	711,735
SEI Investments Co.	12,600	437,598
Signature Bank (a)	3,650	392,083
T. Rowe Price Group, Inc.	4,575	383,248
		7,253,598
Health Care (11.4%)
C.R. Bard, Inc.	5,500	736,670
DENTSPLY International, Inc.	11,900	576,912
Edwards Lifesciences Corp. (a)	5,200	341,952
Haemonetics Corp. (a)	7,500	315,975
Laboratory Corp. of America Holdings (a)	4,300	392,891
MEDNAX, Inc. (a)	5,650	301,597
Mettler-Toledo International, Inc. (a)	2,725	661,058
ResMed, Inc.	5,500	258,940
Varian Medical Systems, Inc. (a)	7,300	567,137
Waters Corp. (a)	6,100	610,000
		4,763,132
Industrials (16.4%)
AMETEK, Inc.	12,350	650,475
C.H. Robinson Worldwide, Inc.	4,200	245,028
CLARCOR, Inc.	7,100	456,885
Donaldson Co., Inc.	21,500	934,390
Expeditors International of Washington, Inc.	7,850	347,363
Hubbell, Inc., Class B	5,000	544,500
IDEX Corp.	6,500	480,025
Lincoln Electric Holdings, Inc.	8,625	615,308
Nordson Corp.	5,600	416,080
Rockwell Collins, Inc.	5,300	391,776
W.W. Grainger, Inc.	3,300	842,885
Wabtec Corp.	12,400	920,948
		6,845,663
Information Technology (14.2%)
Amphenol Corp., Class A	5,000	445,900
Check Point Software Technologies Ltd. (a)	11,200	722,624
Citrix Systems, Inc. (a)	9,150	578,737
F5 Networks, Inc. (a)	5,675	515,631
Factset Research Systems, Inc.	4,500	488,610
Fiserv, Inc. (a)	7,100	419,255
NetApp, Inc.	17,000	699,379
Paychex, Inc.	9,650	439,365
Syntel, Inc. (a)	5,625	511,594
Teradata Corp. (a)	11,275	512,900
TIBCO Software, Inc. (a)	25,325	569,306
		5,903,301
Materials (5.5%)
AptarGroup, Inc.	12,650	857,797
International Flavors & Fragrances, Inc.	6,000	515,880
Sigma-Aldrich Corp.	9,750	916,597
		2,290,274
Utilities (3.5%)
AGL Resources, Inc.	7,250	342,418
Northeast Utilities	9,591	406,562
Questar Corp.	18,100	416,119
Wisconsin Energy Corp.	7,500	310,050
		1,475,149
TOTAL COMMON STOCKS (Cost $25,459,361)		41,203,002

INVESTMENT COMPANIES (0.9%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	365,071	365,071
TOTAL INVESTMENT COMPANIES (Cost $365,071)		365,071

Total Investments (Cost $25,824,432)(c) — 99.9%		41,568,073
Other assets in excess of liabilities — 0.1%		51,915
NET ASSETS — 100.0%		$41,619,988

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments

Boston Trust SMID Cap Fund
Schedule of Portfolio Investments	December 31, 2013 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.8%)
Consumer Discretionary (14.1%)
Bright Horizons Family Solutions, Inc. (a)	700	25,718
Columbia Sportswear Co.	925	72,844
Dorman Products, Inc. (a)	1,225	68,686
DSW, Inc., Class A	1,675	71,572
Hibbett Sports, Inc. (a)	650	43,687
iRobot Corp. (a)	650	22,601
Life Time Fitness, Inc. (a)	700	32,900
Service Corp. International	2,550	46,232
SodaStream International Ltd. (a)	750	37,230
Tenneco, Inc. (a)	1,025	57,984
Texas Roadhouse, Inc.	875	24,325
UniFirst Corp.	225	24,075
Vitamin Shoppe, Inc. (a)	1,375	71,513
Wolverine World Wide, Inc.	2,575	87,447
		686,814
Consumer Staples (2.9%)
Darling International, Inc. (a)	1,600	33,408
United Natural Foods, Inc. (a)	625	47,119
Whitewave Food Co., Class A (a)	2,700	61,938
		142,465
Energy (6.2%)
CARBO Ceramics, Inc.	600	69,918
Denbury Resources, Inc. (a)	4,275	70,238
Dresser-Rand Group, Inc. (a)	400	23,852
Forum Energy Technologies, Inc. (a)	2,025	57,226
Geospace Technologies Corp. (a)	550	52,157
RPC, Inc.	1,550	27,668
		301,059
Financials (23.0%)
Artisan Partners Asset Management, Inc.	625	40,744
Bank of Hawaii Corp.	1,250	73,925
BioMed Realty Trust, Inc.	1,825	33,069
BOK Financial Corp.	325	21,554
City National Corp.	350	27,727
Cohen & Steers, Inc.	925	37,056
Commerce Bancshares, Inc.	971	43,608
Coresite Realty Corp.	750	24,143
Cullen/Frost Bankers, Inc.	400	29,772
DuPont Fabros Technology, Inc.	1,750	43,243
East West Bancorp, Inc.	2,450	85,676
Eaton Vance Corp.	1,375	58,836
Encore Capital Group, Inc. (a)	1,450	72,877
Jones Lang LaSalle, Inc.	800	81,912
LPL Financial Holdings, Inc.	525	24,691
MarketAxess Holdings, Inc.	1,100	73,557
SEI Investments Co.	1,625	56,436
Signature Bank (a)	800	85,935
SVB Financial Group (a)	800	83,887
Texas Capital Bancshares, Inc. (a)	575	35,765
UMB Financial Corp.	525	33,747
Virtus Investment Partners, Inc. (a)	225	45,011
		1,113,171
Health Care (10.2%)
Bio-Reference Labs, Inc. (a)	1,575	40,226
Bruker Corp. (a)	2,425	47,942
Covance, Inc. (a)	550	48,433
DENTSPLY International, Inc.	975	47,268
Haemonetics Corp. (a)	800	33,704
ICU Medical, Inc. (a)	575	36,633
MEDNAX, Inc. (a)	1,175	62,721
Meridian Bioscience, Inc.	800	21,224
Myriad Genetics, Inc. (a)	975	20,456
Techne Corp.	250	23,668
Thoratec Corp. (a)	1,175	43,005
West Pharmaceutical Services, Inc.	1,425	69,910
		495,190
Industrials (16.1%)
Chart Industries, Inc. (a)	375	35,865
CLARCOR, Inc.	925	59,524
Donaldson Co., Inc.	1,450	63,016
Franklin Electric Co., Inc.	925	41,292
Genesee & Wyoming, Inc., Class A (a)	550	52,828
Hub Group, Inc., Class A (a)	900	35,892
Hubbell, Inc., Class B	375	40,838
IDEX Corp.	525	38,771
II-VI, Inc. (a)	1,075	18,920
Lincoln Electric Holdings, Inc.	700	49,938
Lindsay Manufacturing Co.	600	49,650
Middleby Corp. (a)	250	59,993
Nordson Corp.	650	48,295
Polypore International, Inc. (a)	1,000	38,900
Wabtec Corp.	1,150	85,410
Watts Water Technologies, Inc., Class A	999	61,808
		780,940
Information Technology (16.0%)
Blackbaud, Inc.	650	24,473
Coherent, Inc. (a)	350	26,037
CommVault Systems, Inc. (a)	325	24,336
F5 Networks, Inc. (a)	450	40,887
Factset Research Systems, Inc.	400	43,432
Fortinet, Inc. (a)	2,100	40,173
InterDigital, Inc.	900	26,541
IPG Photonics Corp. (a)	900	69,849
Liquidity Services, Inc. (a)	1,850	41,921
Mellanox Technologies Ltd. (a)	1,100	43,967
Plantronics, Inc.	975	45,288
Polycom, Inc. (a)	2,950	33,129
Power Integrations, Inc.	750	41,865
Riverbed Technology, Inc. (a)	2,050	37,063
Sapient Corp. (a)	3,050	52,948
SolarWinds, Inc. (a)	700	26,481
Syntel, Inc. (a)	525	47,749
TIBCO Software, Inc. (a)	2,250	50,580
WEX, Inc. (a)	625	61,894
		778,613
Materials (6.4%)
AptarGroup, Inc.	1,125	76,286
Calgon Carbon Corp. (a)	2,950	60,682
Commercial Metals Co.	1,925	39,135
International Flavors & Fragrances, Inc.	775	66,635
Minerals Technologies, Inc.	1,175	70,582
		313,320
Utilities (3.9%)
AGL Resources, Inc.	800	37,784
American States Water Co.	1,812	52,059
New Jersey Resources Corp.	625	28,900

See Notes to Schedules of Portfolio Investments

Security Description	Shares	Fair Value ($)
COMMON STOCKS , Continued
Utilities, continued
Questar Corp.	3,150	72,418
		191,161
TOTAL COMMON STOCKS (Cost $3,683,911)		4,802,733

INVESTMENT COMPANIES (1.2%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	56,583	56,583
TOTAL INVESTMENT COMPANIES (Cost $56,583)		56,583

Total Investments (Cost $3,740,494)(c) — 100.0%		4,859,316
Liabilities in excess of other assets — 0.0%		(1,075)
NET ASSETS — 100.0%		$4,858,241

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments

Boston Trust Small Cap Fund
Schedule of Portfolio Investments	December 31, 2013 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (99.2%)
Consumer Discretionary (12.1%)
Bright Horizons Family Solutions, Inc. (a)	70,364	2,585,173
Columbia Sportswear Co.	83,000	6,536,250
Dorman Products, Inc. (a)	128,700	7,216,209
DSW, Inc., Class A	86,000	3,674,780
Hibbett Sports, Inc. (a)	106,000	7,124,260
iRobot Corp. (a)	75,925	2,639,912
Life Time Fitness, Inc. (a)	82,000	3,854,000
SodaStream International Ltd. (a)	101,000	5,013,640
Tenneco, Inc. (a)	120,000	6,788,400
Texas Roadhouse, Inc.	97,000	2,696,600
UniFirst Corp.	25,800	2,760,600
Vitamin Shoppe, Inc. (a)	129,500	6,735,296
Wolverine World Wide, Inc.	254,100	8,629,236
		66,254,356
Consumer Staples (3.9%)
Darling International, Inc. (a)	244,000	5,094,720
The Chefs’ Warehouse, Inc. (a)	83,000	2,420,280
United Natural Foods, Inc. (a)	120,000	9,046,800
Whitewave Food Co., Class A (a)	198,000	4,542,120
		21,103,920
Energy (5.6%)
CARBO Ceramics, Inc.	87,000	10,138,110
Forum Energy Technologies, Inc. (a)	215,000	6,075,900
Geospace Technologies Corp. (a)	95,000	9,008,850
Natural Gas Services Group, Inc. (a)	98,016	2,702,301
RPC, Inc.	143,000	2,552,550
		30,477,711
Financials (22.4%)
Bank of Hawaii Corp.	182,000	10,763,480
BBCN Bancorp, Inc.	277,000	4,595,430
BioMed Realty Trust, Inc.	144,000	2,609,280
City National Corp.	36,221	2,869,428
Cohen & Steers, Inc.	165,407	6,626,204
Coresite Realty Corp.	190,300	6,125,757
Dime Community Bancshares, Inc.	161,000	2,724,120
DuPont Fabros Technology, Inc.	273,000	6,745,830
Eagle Bancorp, Inc. (a)	85,125	2,607,379
Encore Capital Group, Inc. (a)	198,307	9,966,910
First Financial Bankshares, Inc.	78,000	5,172,960
First NBC Bank Holding Co. (a)	103,911	3,356,325
HFF, Inc., Class A (a)	141,900	3,810,015
Independent Bank Corp.	107,000	4,193,330
MarketAxess Holdings, Inc.	161,239	10,782,052
Texas Capital Bancshares, Inc. (a)	190,000	11,818,000
Trustmark Corp.	187,300	5,027,132
UMB Financial Corp.	141,500	9,095,620
Umpqua Holdings Corp.	279,900	5,357,286
Virtus Investment Partners, Inc. (a)	45,200	9,042,260
		123,288,798
Health Care (13.5%)
Bio-Reference Labs, Inc. (a)	182,471	4,660,309
Bruker Corp. (a)	430,000	8,501,100
Cantel Medical Corp.	111,600	3,784,356
Computer Programs & Systems, Inc.	97,665	6,036,674
CorVel Corp. (a)	35,225	1,645,008
Haemonetics Corp. (a)	133,100	5,607,503
ICU Medical, Inc. (a)	94,000	5,988,740
IPC The Hospitalist Co. (a)	123,000	7,304,970
Meridian Bioscience, Inc.	195,000	5,173,350
Myriad Genetics, Inc. (a)	108,000	2,265,840
Neogen Corp. (a)	55,850	2,552,345
Techne Corp.	30,367	2,874,844
Thoratec Corp. (a)	157,000	5,746,200
West Pharmaceutical Services, Inc.	236,100	11,583,065
		73,724,304
Industrials (15.4%)
American Science & Engineering, Inc.	41,863	3,010,368
Apogee Enterprises, Inc.	87,674	3,148,373
Chart Industries, Inc. (a)	40,000	3,825,600
CLARCOR, Inc.	154,000	9,909,899
ESCO Technologies, Inc.	111,000	3,802,860
Franklin Electric Co., Inc.	170,000	7,588,800
Gentherm, Inc. (a)	236,400	6,337,884
Herman Miller, Inc.	77,833	2,297,630
Hub Group, Inc., Class A (a)	164,000	6,540,320
II-VI, Inc. (a)	263,300	4,634,080
Lindsay Manufacturing Co.	65,000	5,378,750
Polypore International, Inc. (a)	113,651	4,421,024
Simpson Manufacturing Co., Inc.	59,375	2,180,844
Team, Inc. (a)	127,500	5,398,351
Tennant Co.	106,000	7,187,860
Watts Water Technologies, Inc., Class A	135,200	8,364,824
		84,027,467
Information Technology (18.5%)
Blackbaud, Inc.	113,800	4,284,570
Coherent, Inc. (a)	79,000	5,876,810
Fortinet, Inc. (a)	239,025	4,572,548
InterDigital, Inc.	121,468	3,582,091
IPG Photonics Corp. (a)	150,750	11,699,708
Liquidity Services, Inc. (a)	179,394	4,065,068
Mellanox Technologies Ltd. (a)	160,000	6,395,200
NIC, Inc.	154,400	3,839,928
Plantronics, Inc.	179,000	8,314,551
Polycom, Inc. (a)	366,000	4,110,180
Power Integrations, Inc.	139,000	7,758,980
Riverbed Technology, Inc. (a)	355,000	6,418,400
Sapient Corp. (a)	518,000	8,992,480
SolarWinds, Inc. (a)	76,500	2,893,995
Syntel, Inc. (a)	73,000	6,639,350
TIBCO Software, Inc. (a)	69,200	1,555,616
WEX, Inc. (a)	102,581	10,158,596
		101,158,071
Materials (5.1%)
Calgon Carbon Corp. (a)	240,100	4,938,857
Commercial Metals Co.	304,900	6,198,617
Minerals Technologies, Inc.	161,000	9,671,270
Quaker Chemical Corp.	90,000	6,936,300
		27,745,044
Utilities (2.7%)
American States Water Co.	125,000	3,591,250
New Jersey Resources Corp.	151,000	6,982,240
South Jersey Industries, Inc.	75,000	4,197,000
		14,770,490
TOTAL COMMON STOCKS (Cost $398,551,391)		542,550,161

See Notes to Schedules of Portfolio Investments

Security Description	Shares	Fair Value ($)
INVESTMENT COMPANIES (0.7%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	3,912,788	3,912,788
TOTAL INVESTMENT COMPANIES (Cost $3,912,788)		3,912,788

Total Investments (Cost $402,464,179)(c) — 99.9%		546,462,949
Other assets in excess of liabilities — 0.1%		274,890
NET ASSETS — 100.0%		$546,737,839

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments

Walden Asset Management Fund
Schedule of Portfolio Investments	December 31, 2013 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (77.2%)
Consumer Discretionary (9.2%)
Advance Auto Parts, Inc.	6,500	719,420
Autoliv, Inc.	7,000	642,600
McDonald’s Corp.	10,000	970,300
NIKE, Inc., Class B	18,000	1,415,520
Omnicom Group, Inc.	13,000	966,810
Ross Stores, Inc.	13,000	974,090
The Home Depot, Inc.	2,000	164,680
Time Warner Cable, Inc.	10,000	1,355,000
		7,208,420
Consumer Staples (9.7%)
Colgate-Palmolive Co.	15,700	1,023,797
Costco Wholesale Corp.	9,200	1,094,892
General Mills, Inc.	17,000	848,470
Nestle SA, Sponsored ADR	15,000	1,103,850
PepsiCo, Inc.	14,000	1,161,160
Procter & Gamble Co.	14,000	1,139,740
Reckitt Benckiser Group PLC, Sponsored ADR	52,000	836,680
SYSCO Corp.	10,000	361,000
		7,569,589
Energy (6.1%)
Apache Corp.	12,000	1,031,280
BG Group PLC, Sponsored ADR	43,000	932,670
ConocoPhillips	20,000	1,413,000
Core Laboratories NV	4,800	916,560
Denbury Resources, Inc. (a)	29,500	484,685
		4,778,195
Financials (12.2%)
American Express Co.	10,000	907,300
Chubb Corp.	11,000	1,062,930
Cincinnati Financial Corp.	22,000	1,152,140
Comerica, Inc.	17,000	808,180
Commerce Bancshares, Inc.	15,750	707,333
JPMorgan Chase & Co.	18,250	1,067,260
PNC Financial Services Group, Inc.	12,000	930,960
State Street Corp.	9,000	660,510
T. Rowe Price Group, Inc.	17,000	1,424,090
U.S. BanCorp	20,000	808,000
		9,528,703
Health Care (10.6%)
Becton, Dickinson & Co.	10,000	1,104,900
C.R. Bard, Inc.	7,500	1,004,550
DENTSPLY International, Inc.	19,000	921,120
Edwards Lifesciences Corp. (a)	6,500	427,440
Johnson & Johnson, Inc.	12,000	1,099,080
Medtronic, Inc.	13,500	774,765
Mettler-Toledo International, Inc. (a)	3,100	752,029
Roche Holding AG, Sponsored ADR	12,000	842,400
Stryker Corp.	9,500	713,830
Waters Corp. (a)	6,000	600,000
		8,240,114
Industrials (12.8%)
3M Co.	8,500	1,192,125
Deere & Co.	9,500	867,635
Donaldson Co., Inc.	24,000	1,043,040
Emerson Electric Co.	20,000	1,403,600
Expeditors International of Washington, Inc.	7,000	309,750
Illinois Tool Works, Inc.	17,000	1,429,360
Lincoln Electric Holdings, Inc.	11,500	820,410
Union Pacific Corp.	3,800	638,400
United Parcel Service, Inc., Class B	10,000	1,050,800
W.W. Grainger, Inc.	4,650	1,187,703
		9,942,823
Information Technology (13.3%)
Accenture PLC, Class A	11,500	945,530
Apple, Inc.	2,400	1,346,664
Automatic Data Processing, Inc.	13,000	1,050,530
Cisco Systems, Inc.	40,000	898,000
EMC Corp.	30,000	754,500
Google, Inc., Class A (a)	900	1,008,639
Intel Corp.	20,000	519,200
International Business Machines Corp.	5,500	1,031,635
Microsoft Corp.	31,000	1,160,329
Oracle Corp.	25,000	956,500
QUALCOMM, Inc.	9,500	705,375
		10,376,902
Materials (3.3%)
AptarGroup, Inc.	12,000	813,720
Praxair, Inc.	7,000	910,210
Sigma-Aldrich Corp.	9,000	846,090
		2,570,020
TOTAL COMMON STOCKS (Cost $38,291,418)		60,214,766

	Shares or Principal Amount ($)
CORPORATE BONDS (3.5%)
Consumer Staples (0.2%)
Campbell Soup Co., 4.50%, 2/15/19	150,000	164,464

Financials (2.6%)
American Express Co., 2.65%, 12/2/22	287,000	266,763
American Express Co., 7.00%, 3/19/18	250,000	298,989
Calvert Social Investment Fund, 0.75%, 8/31/14, MTN	75,000	75,000
Export-Import Bank of Korea, 1.75%, 2/27/18	250,000	243,891
International Finance Corp., 0.63%, 11/15/16	250,000	248,599
JPMorgan Chase & Co., 3.15%, 7/5/16	250,000	262,254
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	338,435
North American Development Bank, 4.38%, 2/1/20	100,000	104,289
Wachovia Corp., 5.75%, 6/15/17	100,000	114,160
		1,952,380
Health Care (0.2%)
Merck & Co., Inc., 3.88%, 1/15/21 , Callable 10/15/20 @ 100	150,000	158,453

Industrials (0.1%)
Hubbell, Inc., 3.63%, 11/15/22	75,000	73,020

Information Technology (0.3%)
Oracle Corp., 5.75%, 4/15/18	200,000	231,337

Telecommunication Services (0.1%)
AT&T, Inc., 5.50%, 2/1/18	100,000	112,672
TOTAL CORPORATE BONDS (Cost $2,528,821)		2,692,326

See Notes to Schedules of Portfolio Investments

Security Description	Shares or Principal Amount ($)	Fair Value ($)
MUNICIPAL BONDS (0.9%)
Illinois (0.3%):
Illinois State, GO, 5.00%, 6/1/27, NATL-RE FGIC, Callable 2/6/14 @ 100	200,000	199,986

Ohio (0.2%):
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	150,000	158,495

Oregon (0.1%):
Oregon State, Series A, GO, 5.00%, 10/1/14	100,000	102,897

Wisconsin (0.3%):
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	252,620
TOTAL MUNICIPAL BONDS (Cost $702,047)		713,998

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (15.7%)
Federal Farm Credit Bank
5.38%, 11/10/20	250,000	287,995

Federal Home Loan Bank
0.50%, 11/20/15	250,000	250,432
0.63%, 12/28/16	1,000,000	996,544
0.88%, 12/12/14	1,500,000	1,510,277
1.38%, 5/28/14	1,000,000	1,005,148
2.50%, 3/11/22	200,000	191,251
5.25%, 12/11/20	200,000	231,996
5.25%, 8/15/22	1,000,000	1,150,964
5.50%, 7/15/36	700,000	812,540
		6,149,152
Federal Home Loan Mortgage Corporation
1.00%, 3/8/17	1,000,000	1,002,412
2.38%, 1/13/22	1,000,000	957,695
		1,960,107
Federal National Mortgage Association
0.88%, 8/28/14	1,000,000	1,004,868
1.13%, 6/27/14	500,000	502,486
		1,507,354
Government National Mortgage Association
4.00%, 9/15/40	135,723	141,493
4.00%, 9/15/41	437,509	456,052
6.50%, 5/15/32	33,342	37,215
		634,760
U.S. Treasury Inflation Index Note
0.63%, 7/15/21	250,000	263,212
1.25%, 7/15/20	1,250,000	1,433,464
		1,696,676
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,161,888)		12,236,044

	Shares
INVESTMENT COMPANIES (2.5%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	1,964,563	1,964,563
TOTAL INVESTMENT COMPANIES (Cost $1,964,563)		1,964,563

Total Investments (Cost $55,648,737)(c) — 99.8%		77,821,697
Other assets in excess of liabilities — 0.2%		122,350
NET ASSETS — 100.0%		$77,944,047

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depository Receipt
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
MTN	Medium Term Note
NATL-RE	Reinsured by National Public Finance Guarantee Corporation.
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments

Walden Equity Fund
Schedule of Portfolio Investments	December 31, 2013 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.9%)
Consumer Discretionary (11.8%)
Advance Auto Parts, Inc.	16,500	1,826,220
Autoliv, Inc.	20,500	1,881,900
McDonald’s Corp.	25,000	2,425,750
NIKE, Inc., Class B	43,000	3,381,520
Omnicom Group, Inc.	32,000	2,379,840
Ross Stores, Inc.	31,000	2,322,830
The TJX Cos., Inc.	3,000	191,190
Time Warner Cable, Inc.	26,000	3,523,000
		17,932,250
Consumer Staples (12.0%)
Colgate-Palmolive Co.	46,000	2,999,660
Costco Wholesale Corp.	21,000	2,499,210
General Mills, Inc.	40,000	1,996,400
Nestle SA, Sponsored ADR	39,000	2,870,010
PepsiCo, Inc.	35,000	2,902,900
Procter & Gamble Co.	36,000	2,930,760
Reckitt Benckiser Group PLC, Sponsored ADR	130,000	2,091,700
		18,290,640
Energy (7.8%)
Apache Corp.	27,000	2,320,380
BG Group PLC, Sponsored ADR	105,000	2,277,450
ConocoPhillips	54,000	3,815,100
Core Laboratories NV	12,000	2,291,400
Denbury Resources, Inc. (a)	70,000	1,150,100
		11,854,430
Financials (16.0%)
American Express Co.	20,000	1,814,600
Chubb Corp.	27,000	2,609,010
Cincinnati Financial Corp.	55,000	2,880,350
Comerica, Inc.	43,000	2,044,220
Commerce Bancshares, Inc.	29,400	1,320,354
JPMorgan Chase & Co.	46,000	2,690,080
Northern Trust Corp.	22,000	1,361,580
PNC Financial Services Group, Inc.	30,000	2,327,400
State Street Corp.	23,000	1,687,970
T. Rowe Price Group, Inc.	43,000	3,602,110
U.S. BanCorp	50,000	2,020,000
		24,357,674
Health Care (13.4%)
Becton, Dickinson & Co.	25,000	2,762,250
C.R. Bard, Inc.	18,000	2,410,920
DENTSPLY International, Inc.	46,000	2,230,080
Edwards Lifesciences Corp. (a)	12,000	789,120
Johnson & Johnson, Inc.	28,000	2,564,520
Medtronic, Inc.	30,000	1,721,700
Mettler-Toledo International, Inc. (a)	7,000	1,698,130
Roche Holding AG, Sponsored ADR	32,000	2,246,400
Saint Jude Medical, Inc.	10,000	619,500
Stryker Corp.	23,000	1,728,220
Waters Corp. (a)	16,000	1,600,000
		20,370,840
Industrials (16.5%)
3M Co.	21,000	2,945,250
Deere & Co.	24,000	2,191,920
Donaldson Co., Inc.	60,000	2,607,600
Emerson Electric Co.	47,000	3,298,460
Hubbell, Inc., Class B	10,000	1,089,000
Illinois Tool Works, Inc.	41,500	3,489,320
Lincoln Electric Holdings, Inc.	25,000	1,783,500
Union Pacific Corp.	12,000	2,016,000
United Parcel Service, Inc., Class B	25,000	2,627,000
W.W. Grainger, Inc.	12,000	3,065,040
		25,113,090
Information Technology (17.0%)
Accenture PLC, Class A	28,500	2,343,270
Apple, Inc.	6,100	3,422,771
Automatic Data Processing, Inc.	34,000	2,747,540
Cisco Systems, Inc.	100,000	2,245,000
EMC Corp.	85,000	2,137,750
Google, Inc., Class A (a)	2,600	2,913,846
International Business Machines Corp.	12,500	2,344,625
Microsoft Corp.	85,000	3,181,550
Oracle Corp.	70,000	2,678,200
QUALCOMM, Inc.	25,000	1,856,250
		25,870,802
Materials (4.4%)
AptarGroup, Inc.	30,000	2,034,300
Praxair, Inc.	18,000	2,340,540
Sigma-Aldrich Corp.	25,000	2,350,250
		6,725,090
TOTAL COMMON STOCKS (Cost $93,423,622)		150,514,816

INVESTMENT COMPANIES (1.7%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	2,512,428	2,512,428
TOTAL INVESTMENT COMPANIES (Cost $2,512,428)		2,512,428

Total Investments (Cost $95,936,050)(c) — 100.6%		153,027,244
Liabilities in excess of other assets — (0.6)%		(885,303)
NET ASSETS — 100.0%		$152,141,941

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depository Receipt
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments

Walden Midcap Fund
Schedule of Portfolio Investments	December 31, 2013 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.0%)
Consumer Discretionary (15.7%)
Advance Auto Parts, Inc.	4,425	489,759
Autoliv, Inc.	6,000	550,800
Family Dollar Stores, Inc.	7,925	514,887
Hasbro, Inc.	9,800	539,098
LKQ Corp. (a)	9,000	296,100
Nordstrom, Inc.	8,500	525,300
Omnicom Group, Inc.	8,225	611,693
O’Reilly Automotive, Inc. (a)	4,750	611,373
Ross Stores, Inc.	9,075	679,990
		4,819,000
Consumer Staples (6.8%)
Campbell Soup Co.	8,850	383,028
Church & Dwight Co., Inc.	10,275	681,027
McCormick & Co., Inc.	6,750	465,210
The Clorox Co.	5,950	551,922
		2,081,187
Energy (6.9%)
Cabot Oil & Gas Corp.	5,825	225,777
Core Laboratories NV	2,475	472,601
Denbury Resources, Inc. (a)	23,700	389,391
Energen Corp.	4,900	346,675
FMC Technologies, Inc. (a)	8,075	421,596
Oceaneering International, Inc.	3,250	256,360
		2,112,400
Financials (17.2%)
Bank of Hawaii Corp.	6,125	362,232
BioMed Realty Trust, Inc.	10,900	197,508
BOK Financial Corp.	5,000	331,600
Cincinnati Financial Corp.	10,250	536,793
Comerica, Inc.	7,450	354,173
Commerce Bancshares, Inc.	6,802	305,478
Cullen/Frost Bankers, Inc.	4,475	333,074
Digital Realty Trust, Inc.	4,250	208,760
East West Bancorp, Inc.	8,000	279,760
Eaton Vance Corp.	8,525	364,785
Jones Lang LaSalle, Inc.	3,600	368,604
Northern Trust Corp.	9,225	570,935
SEI Investments Co.	11,325	393,317
Signature Bank (a)	2,800	300,776
T. Rowe Price Group, Inc.	4,250	356,023
		5,263,818
Health Care (11.8%)
C.R. Bard, Inc.	4,650	622,820
DENTSPLY International, Inc.	8,775	425,412
Edwards Lifesciences Corp. (a)	4,600	302,496
Haemonetics Corp. (a)	6,100	256,993
Laboratory Corp. of America Holdings (a)	2,800	255,836
MEDNAX, Inc. (a)	4,400	234,872
Mettler-Toledo International, Inc. (a)	2,025	491,245
ResMed, Inc.	3,800	178,904
Varian Medical Systems, Inc. (a)	5,250	407,873
Waters Corp. (a)	4,525	452,500
		3,628,951
Industrials (17.2%)
AMETEK, Inc.	8,875	467,446
CLARCOR, Inc.	5,250	337,838
Donaldson Co., Inc.	15,000	651,899
Dover Corp.	3,225	311,342
Expeditors International of Washington, Inc.	6,450	285,413
Graco, Inc.	3,275	255,843
Hubbell, Inc., Class B	4,000	435,600
IDEX Corp.	4,350	321,248
Lincoln Electric Holdings, Inc.	6,900	492,246
Nordson Corp.	5,500	408,650
W.W. Grainger, Inc.	2,500	638,550
Wabtec Corp.	9,100	675,856
		5,281,931
Information Technology (13.8%)
Check Point Software Technologies Ltd. (a)	8,300	535,515
Citrix Systems, Inc. (a)	7,175	453,818
F5 Networks, Inc. (a)	4,525	411,142
Factset Research Systems, Inc.	3,725	404,461
Fiserv, Inc. (a)	6,450	380,873
NetApp, Inc.	11,900	489,565
Paychex, Inc.	8,000	364,240
Syntel, Inc. (a)	4,250	386,538
Teradata Corp. (a)	8,550	388,940
TIBCO Software, Inc. (a)	18,025	405,202
		4,220,294
Materials (5.2%)
AptarGroup, Inc.	8,000	542,480
International Flavors & Fragrances, Inc.	4,750	408,405
Sigma-Aldrich Corp.	6,800	639,268
		1,590,153
Utilities (3.4%)
AGL Resources, Inc.	5,200	245,596
Northeast Utilities	7,933	336,280
Questar Corp.	19,800	455,202
		1,037,078
TOTAL COMMON STOCKS (Cost $22,520,238)		30,034,812

INVESTMENT COMPANIES (2.1%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	630,935	630,935
TOTAL INVESTMENT COMPANIES (Cost $630,935)		630,935

Total Investments (Cost $23,151,173)(c) — 100.1%		30,665,747
Liabilities in excess of other assets — (0.1)%		(40,871)
NET ASSETS — 100.0%		$30,624,876

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments

Walden SMID Cap Innovations Fund
Schedule of Portfolio Investments	December 31, 2013 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (99.0%)
Consumer Discretionary (14.2%)
Bright Horizons Family Solutions, Inc. (a)	7,200	264,528
Columbia Sportswear Co.	5,800	456,750
Dorman Products, Inc. (a)	6,850	384,080
DSW, Inc., Class A	9,425	402,730
Hibbett Sports, Inc. (a)	5,300	356,213
Life Time Fitness, Inc. (a)	4,625	217,375
SodaStream International Ltd. (a)	4,900	243,236
Tenneco, Inc. (a)	7,050	398,818
Texas Roadhouse, Inc.	5,200	144,560
UniFirst Corp.	1,225	131,075
Vitamin Shoppe, Inc. (a)	7,500	390,075
Wolverine World Wide, Inc.	12,825	435,537
		3,824,977
Consumer Staples (3.1%)
Darling International, Inc. (a)	10,100	210,888
United Natural Foods, Inc. (a)	3,575	269,519
Whitewave Food Co., Class A (a)	15,125	346,968
		827,375
Energy (5.9%)
CARBO Ceramics, Inc.	3,175	369,982
Denbury Resources, Inc. (a)	21,300	349,959
Dresser-Rand Group, Inc. (a)	2,250	134,168
Forum Energy Technologies, Inc. (a)	10,925	308,741
Geospace Technologies Corp. (a)	3,025	286,861
RPC, Inc.	8,700	155,295
		1,605,006
Financials (23.1%)
Artisan Partners Asset Management, Inc.	3,350	218,386
Bank of Hawaii Corp.	6,725	397,716
BioMed Realty Trust, Inc.	9,650	174,858
BOK Financial Corp.	2,425	160,826
City National Corp.	1,875	148,538
Cohen & Steers, Inc.	4,525	181,272
Commerce Bancshares, Inc.	5,775	259,355
Coresite Realty Corp.	4,675	150,488
Cullen/Frost Bankers, Inc.	2,400	178,632
DuPont Fabros Technology, Inc.	11,100	274,281
East West Bancorp, Inc.	14,450	505,316
Eaton Vance Corp.	7,225	309,158
Encore Capital Group, Inc. (a)	8,400	422,184
Jones Lang LaSalle, Inc.	4,525	463,315
LPL Financial Holdings, Inc.	2,925	137,563
MarketAxess Holdings, Inc.	5,775	386,174
SEI Investments Co.	9,350	324,726
Signature Bank (a)	4,325	464,591
SVB Financial Group (a)	4,325	453,519
Texas Capital Bancshares, Inc. (a)	3,375	209,925
UMB Financial Corp.	3,375	216,945
Virtus Investment Partners, Inc. (a)	1,125	225,056
		6,262,824
Health Care (10.2%)
Bio-Reference Labs, Inc. (a)	9,050	231,137
Bruker Corp. (a)	17,375	343,504
DENTSPLY International, Inc.	5,775	279,972
Haemonetics Corp. (a)	4,325	182,212
ICU Medical, Inc. (a)	3,475	221,392
MEDNAX, Inc. (a)	7,300	389,674
Meridian Bioscience, Inc.	8,850	234,791
Myriad Genetics, Inc. (a)	5,275	110,670
Techne Corp.	1,525	144,372
Thoratec Corp. (a)	6,075	222,345
West Pharmaceutical Services, Inc.	8,050	394,932
		2,755,001
Industrials (15.8%)
Chart Industries, Inc. (a)	2,150	205,626
CLARCOR, Inc.	5,400	347,490
Donaldson Co., Inc.	9,425	409,611
Franklin Electric Co., Inc.	5,675	253,332
Genesee & Wyoming, Inc., Class A (a)	3,175	304,959
Hub Group, Inc., Class A (a)	5,300	211,364
Hubbell, Inc., Class B	2,400	261,360
IDEX Corp.	2,625	193,856
Lincoln Electric Holdings, Inc.	4,175	297,845
Lindsay Manufacturing Co.	2,675	221,356
Middleby Corp. (a)	1,125	269,966
Nordson Corp.	3,700	274,910
Polypore International, Inc. (a)	4,525	176,023
Wabtec Corp.	6,350	471,614
Watts Water Technologies, Inc., Class A	6,000	371,220
		4,270,532
Information Technology (16.1%)
Blackbaud, Inc.	3,750	141,188
Coherent, Inc. (a)	2,900	215,731
CommVault Systems, Inc. (a)	2,050	153,504
F5 Networks, Inc. (a)	2,150	195,349
Factset Research Systems, Inc.	2,300	249,734
Fortinet, Inc. (a)	12,025	230,038
InterDigital, Inc.	4,825	142,289
IPG Photonics Corp. (a)	5,150	399,691
Liquidity Services, Inc. (a)	9,150	207,339
Mellanox Technologies Ltd. (a)	5,475	218,836
Plantronics, Inc.	5,300	246,185
Polycom, Inc. (a)	16,375	183,891
Power Integrations, Inc.	4,675	260,959
Riverbed Technology, Inc. (a)	10,300	186,224
Sapient Corp. (a)	17,900	310,744
SolarWinds, Inc. (a)	3,700	139,971
Syntel, Inc. (a)	2,700	245,565
TIBCO Software, Inc. (a)	12,050	270,884
WEX, Inc. (a)	3,475	344,129
		4,342,251
Materials (6.5%)
AptarGroup, Inc.	6,000	406,860
Calgon Carbon Corp. (a)	14,925	307,007
Commercial Metals Co.	12,500	254,125
International Flavors & Fragrances, Inc.	4,525	389,060
Minerals Technologies, Inc.	6,725	403,971
		1,761,023
Utilities (4.1%)
AGL Resources, Inc.	4,825	227,885
American States Water Co.	9,625	276,526
New Jersey Resources Corp.	4,225	195,364
Questar Corp.	17,325	398,302
		1,098,077
TOTAL COMMON STOCKS (Cost $22,028,149)		26,747,066

Total Investments (Cost $22,028,149)(b) — 99.0%		26,747,066
Other assets in excess of liabilities — 1.0%		257,261
NET ASSETS — 100.0%		$27,004,327

See Notes to Schedules of Portfolio Investments

(a)	Non-income producing security.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments

Walden Small Cap Innovations Fund
Schedule of Portfolio Investments	December 31, 2013 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS , Continued (98.9%)
Consumer Discretionary (12.1%)
Bright Horizons Family Solutions, Inc. (a)	13,961	512,927
Columbia Sportswear Co.	20,100	1,582,875
Dorman Products, Inc. (a)	25,700	1,440,999
DSW, Inc., Class A	16,876	721,111
Gentex Corp.	300	9,897
Hibbett Sports, Inc. (a)	21,100	1,418,131
Life Time Fitness, Inc. (a)	16,400	770,800
SodaStream International Ltd. (a)	20,100	997,764
Tenneco, Inc. (a)	28,600	1,617,902
Texas Roadhouse, Inc.	19,700	547,660
UniFirst Corp.	5,200	556,400
Vitamin Shoppe, Inc. (a)	25,800	1,341,859
Wolverine World Wide, Inc.	51,200	1,738,752
		13,257,077
Consumer Staples (3.9%)
Darling International, Inc. (a)	49,500	1,033,560
The Chefs’ Warehouse, Inc. (a)	16,600	484,056
United Natural Foods, Inc. (a)	24,000	1,809,360
Whitewave Food Co., Class A (a)	39,026	895,256
		4,222,232
Energy (5.6%)
CARBO Ceramics, Inc.	17,800	2,074,234
Forum Energy Technologies, Inc. (a)	43,300	1,223,658
Geospace Technologies Corp. (a)	18,800	1,782,804
Natural Gas Services Group, Inc. (a)	19,634	541,309
RPC, Inc.	28,882	515,544
		6,137,549
Financials (22.6%)
Bank of Hawaii Corp.	37,111	2,194,746
BBCN Bancorp, Inc.	55,100	914,109
BioMed Realty Trust, Inc.	29,200	529,104
City National Corp.	7,254	574,662
Cohen & Steers, Inc.	33,400	1,338,004
Coresite Realty Corp.	37,000	1,191,029
Dime Community Bancshares, Inc.	32,092	542,997
DuPont Fabros Technology, Inc.	55,600	1,373,876
Eagle Bancorp, Inc. (a)	17,200	526,836
Encore Capital Group, Inc. (a)	39,400	1,980,244
First Financial Bankshares, Inc.	15,820	1,049,182
First NBC Bank Holding Co. (a)	21,289	687,635
HFF, Inc., Class A (a)	28,123	755,103
Independent Bank Corp.	21,300	834,747
MarketAxess Holdings, Inc.	32,600	2,179,962
Texas Capital Bancshares, Inc. (a)	38,100	2,369,820
Trustmark Corp.	36,913	990,745
UMB Financial Corp.	28,300	1,819,124
Umpqua Holdings Corp.	57,500	1,100,550
Virtus Investment Partners, Inc. (a)	9,100	1,820,455
		24,772,930
Health Care (13.6%)
Bio-Reference Labs, Inc. (a)	36,400	929,656
Bruker Corp. (a)	86,000	1,700,220
Cantel Medical Corp.	22,200	752,802
Computer Programs & Systems, Inc.	20,200	1,248,562
CorVel Corp. (a)	7,125	332,738
Haemonetics Corp. (a)	26,800	1,129,084
ICU Medical, Inc. (a)	19,300	1,229,603
IPC The Hospitalist Co. (a)	24,659	1,464,498
Meridian Bioscience, Inc.	39,372	1,044,539
Myriad Genetics, Inc. (a)	21,759	456,504
Neogen Corp. (a)	11,300	516,410
Techne Corp.	6,083	575,878
Thoratec Corp. (a)	31,490	1,152,534
West Pharmaceutical Services, Inc.	47,400	2,325,443
		14,858,471
Industrials (14.7%)
American Science & Engineering, Inc.	8,287	595,918
Apogee Enterprises, Inc.	17,976	645,518
Chart Industries, Inc. (a)	8,085	773,249
CLARCOR, Inc.	31,171	2,005,854
ESCO Technologies, Inc.	22,273	763,073
Franklin Electric Co., Inc.	33,700	1,504,368
Gentherm, Inc. (a)	48,000	1,286,880
Herman Miller, Inc.	16,167	477,250
Hub Group, Inc., Class A (a)	33,000	1,316,040
Lindsay Manufacturing Co.	13,400	1,108,850
Polypore International, Inc. (a)	22,749	884,936
Simpson Manufacturing Co., Inc.	14,993	550,693
Team, Inc. (a)	25,412	1,075,944
Tennant Co.	20,900	1,417,229
Watts Water Technologies, Inc., Class A	28,400	1,757,108
		16,162,910
Information Technology (18.5%)
Blackbaud, Inc.	22,800	858,420
Coherent, Inc. (a)	15,700	1,167,923
Fortinet, Inc. (a)	47,700	912,501
InterDigital, Inc.	24,532	723,449
IPG Photonics Corp. (a)	29,863	2,317,667
Liquidity Services, Inc. (a)	35,606	806,832
Mellanox Technologies Ltd. (a)	32,314	1,291,591
NIC, Inc.	30,600	761,022
Plantronics, Inc.	35,600	1,653,620
Polycom, Inc. (a)	74,145	832,648
Power Integrations, Inc.	27,872	1,555,815
Riverbed Technology, Inc. (a)	70,900	1,281,872
Sapient Corp. (a)	106,000	1,840,160
SolarWinds, Inc. (a)	15,500	586,365
Syntel, Inc. (a)	14,965	1,361,067
TIBCO Software, Inc. (a)	14,175	318,654
WEX, Inc. (a)	20,750	2,054,872
		20,324,478
Materials (5.1%)
Calgon Carbon Corp. (a)	49,500	1,018,215
Commercial Metals Co.	61,600	1,252,328
Minerals Technologies, Inc.	32,200	1,934,254
Quaker Chemical Corp.	18,500	1,425,795
		5,630,592
Utilities (2.8%)
American States Water Co.	26,500	761,345
New Jersey Resources Corp.	30,500	1,410,320
South Jersey Industries, Inc.	15,666	876,669
		3,048,334
TOTAL COMMON STOCKS (Cost $79,389,581)		108,414,573

See Notes to Schedules of Portfolio Investments

Security Description	Shares	Fair Value ($)
INVESTMENT COMPANIES (1.1%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	1,248,210	1,248,210
TOTAL INVESTMENT COMPANIES (Cost $1,248,210)		1,248,210

Total Investments (Cost $80,637,791)(c) — 100.0%		109,662,783
Liabilities in excess of other assets — 0.0%		(21,770)
NET ASSETS — 100.0%		$109,641,013

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments

THE BOSTON TRUST & WALDEN FUNDS

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2013 (Unaudited)

1. Security Valuation:

The Boston Trust & Walden Funds (the “Funds”) record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Funds may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in Boston Trust Investment Management, Inc.’s (the “Adviser”) opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board.

Investments in investment companies and money market funds are valued at net asset value per share. Certificates of deposit are valued at acquisition cost.

2. Fair Value Measurements:

The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, and certificates of deposit are generally categorized as Level 2 securities in the fair value hierarchy. Open-end investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

THE BOSTON TRUST & WALDEN FUNDS

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2013 (Unaudited)

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2013 in valuing the Funds’ investments based on the three levels defined above:

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities
Boston Trust Asset Management Fund
Common Stocks(1)	$263,079,728	$643,600	$263,723,328
Corporate Bonds(1)	—	11,081,979	11,081,979
Municipal Bonds(2)	—	6,711,901	6,711,901
U.S. Government & U.S. Government Agency Obligations	—	26,889,713	26,889,713
Investment Companies	27,416,594	—	27,416,594
Total	290,496,322	45,327,193	335,823,515
Boston Trust Equity Fund
Common Stocks(1)	95,741,518	482,700	96,224,218
Investment Companies	1,129,230	—	1,129,230
Total	96,870,748	482,700	97,353,448
Boston Trust Midcap Fund
Common Stocks(1)	41,203,002	—	41,203,002
Investment Companies	365,071	—	365,071
Total	41,568,073	—	41,568,073
Boston Trust SMID Cap Fund
Common Stocks(1)	4,802,733	—	4,802,733
Investment Companies	56,583	—	56,583
Total	4,859,316	—	4,859,316
Boston Trust Small Cap Fund
Common Stocks(1)	542,550,161	—	542,550,161
Investment Companies	3,912,788	—	3,912,788
Total	546,462,949	—	546,462,949
Walden Asset Management Fund
Common Stocks(1)	59,378,086	836,680	60,214,766
Corporate Bonds(1)	—	2,692,326	2,692,326
Municipal Bonds(2)	—	713,998	713,998
U.S. Government & U.S. Government Agency Obligations	—	12,236,044	12,236,044
Investment Companies	1,964,563	—	1,964,563
Total	61,342,649	16,479,048	77,821,697
Walden Equity Fund
Common Stocks(1)	148,423,116	2,091,700	150,514,816
Investment Companies	2,512,428	—	2,512,428
Total	150,935,544	2,091,700	153,027,244
Walden Midcap Fund
Common Stocks(1)	30,034,812	—	30,034,812
Investment Companies	630,935	—	630,935
Total	30,665,747	—	30,665,747
Walden SMID Cap Innovations Fund
Common Stocks(1)	26,747,066	—	26,747,066
Total	26,747,066	—	26,747,066
Walden Small Cap Innovations Fund
Common Stocks(1)	108,414,573	—	108,414,573
Investment Companies	1,248,210	—	1,248,210
Total	109,662,783	—	109,662,783

(1) For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

(2) For detailed State classifications, see the accompanying Schedules of Portfolio Investments.

THE BOSTON TRUST & WALDEN FUNDS

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2013 (Unaudited)

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between Levels as of December 31, 2013 from the valuation input levels used on March 31, 2013.  The Funds did not hold any Level 3 securities during the period ended December 31, 2013.

3. Federal Tax Information

At December 31, 2013, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Boston Trust Asset Management Fund	$207,374,961	$129,060,010	$(611,456)	$128,448,554
Boston Trust Equity Fund	48,791,230	48,723,839	(161,621)	48,562,218
Boston Trust Midcap Fund	25,825,497	15,899,410	(156,834)	15,742,576
Boston Trust SMID Cap Fund	3,739,509	1,212,524	(92,717)	1,119,807
Boston Trust Small Cap Fund	402,329,653	151,399,872	(7,266,576)	144,133,296
Walden Asset Management Fund	55,687,090	22,638,397	(503,790)	22,134,607
Walden Equity Fund	95,945,885	57,587,969	(506,610)	57,081,359
Walden Midcap Fund	23,151,943	7,706,385	(192,581)	7,513,804
Walden SMID Cap Innovations Fund	22,033,205	5,083,504	(369,643)	4,713,861
Walden Small Cap Innovations Fund	80,616,057	30,333,881	(1,287,155)	29,046,726

4. Subsequent Events:

Management evaluated subsequent events through the date these portfolios of investments were issued and concluded no subsequent events required recognition or disclosure in these portfolios of investments.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boston Trust & Walden Funds

By (Signature and Title)*	/s/ Lucia Santini
Lucia Santini, President

Date	2/20/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini
Lucia Santini, President

Date	2/20/2014

By (Signature and Title)*	/s/ Jennifer Ellis
Jennifer Ellis, Treasurer

Date	2/20/2014